Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 45,597	$ 6,883
Deferred tax expense (income)	15,506	(37,501)	$ 9,997
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(5,440)	(813)	9,916
Deferred income tax other income		400
Deferred tax liability (asset)	35,531	45,597	6,883
Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0
Deferred Liability For Derivative Financial Instruments [Member]
Disclosure of Deferred income tax [Line Items]
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	237,709	206,870
Deferred tax expense (income)	24,023	30,439
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	5,440	0
Deferred income tax other income		400
Deferred tax liability (asset)	267,172	237,709	206,870
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	237,679	206,834
Deferred tax expense (income)	24,053	30,445
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		400
Deferred tax liability (asset)	261,732	237,679	206,834
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	131,328	105,462
Deferred tax expense (income)	27,185	25,866
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	158,513	131,328	105,462
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	61,287	61,390
Deferred tax expense (income)	2,616	(103)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	63,903	61,287	61,390
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	15,513	11,829
Deferred tax expense (income)	(1,313)	3,684
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	14,200	15,513	11,829
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for impairment of value of inventory [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	7,494	6,833
Deferred tax expense (income)	(195)	661
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	7,299	7,494	6,833
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contingent consideration liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	4,841	4,648
Deferred tax expense (income)	1,671	193
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	6,512	4,841	4,648
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,168	9,200
Deferred tax expense (income)	207	(432)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		400
Deferred tax liability (asset)	9,375	9,168	9,200
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	8,048	7,472
Deferred tax expense (income)	(6,118)	576
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	1,930	8,048	7,472
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	237,679	206,834
Deferred tax expense (income)	24,053	30,445
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	5,440	0
Deferred income tax other income		400
Deferred tax liability (asset)	267,172	237,679	206,834
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	5,440	0
Deferred income tax other income		0
Deferred tax liability (asset)	5,440	0	0
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	30	36
Deferred tax expense (income)	(30)	(6)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	0	30	36
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(192,112)	(199,987)
Deferred tax expense (income)	(39,529)	7,062
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	813
Deferred income tax other income		0
Deferred tax liability (asset)	(231,641)	(192,112)	(199,987)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(191,944)	(199,172)
Deferred tax expense (income)	(39,323)	7,228
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(231,267)	(191,944)	(199,172)
Deferred liability [Member] | Deferred liability for income tax [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(44,007)	(36,468)
Deferred tax expense (income)	(3,028)	(7,539)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(47,035)	(44,007)	(36,468)
Deferred liability [Member] | Deferred liability for income tax [Member] | Fair value of mining concessions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(12,983)	(12,745)
Deferred tax expense (income)	(1,915)	(238)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(14,898)	(12,983)	(12,745)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(19,333)	(22,700)
Deferred tax expense (income)	(7,036)	3,367
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(26,369)	(19,333)	(22,700)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(46,276)	(61,271)
Deferred tax expense (income)	(31,853)	14,995
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(78,129)	(46,276)	(61,271)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(69,345)	(65,988)
Deferred tax expense (income)	4,509	(3,357)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(64,836)	(69,345)	(65,988)
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(168)	(2)
Deferred tax expense (income)	(206)	(166)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	(374)	(168)	(2)
Deferred liability [Member] | Deferred Liability For Derivative Financial Instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	(813)
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	813
Deferred income tax other income		0
Deferred tax liability (asset)	$ 0	$ 0	$ (813)